SENTINEL BENEFIT PROVIDER

                         Supplement dated March 14, 2007
                       to the Prospectus dated May 1, 2006

The Net Investment Return of the Separate Account Chart located on page 14 is deleted and replaced with the following:

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

FOR THE YEAR ENDED DECEMBER 31,

                            Subaccount
                            Effective
Subaccount                     Date      2005     2004    2003      2002      2001      2000       1999     1998    1997     1996
                           ----------- -------- ------- -------- --------- --------- ---------- --------- ------- -------- -------

Sentinel
   Common Stock               03/01/99     7.30%   9.30%   31.01%   -17.60%    -8.39%    -40.17%     4.06%   N/A    N/A      N/A
   Mid Cap Growth             03/01/99     3.44%  11.97%   41.40%   -24.33%   -24.50%    -14.76%    40.05%   N/A    N/A      N/A
   Small Company              03/01/99     7.86%  15.54%   39.00%   -14.20%     5.01%    -46.60%    27.31%   N/A    N/A      N/A
   Growth Index               12/01/00     2.66%   5.01%   23.58%   -24.28%   -13.72%     -4.33%      N/A    N/A    N/A      N/A
   Bond                       03/01/99     1.58%   4.31%    5.51%     8.74%     7.06%      9.23%    -0.62%   N/A    N/A      N/A
   Balanced                   03/01/99     5.31%   7.10%   23.34%   -10.55%    -7.32%      8.40%     2.41%   N/A    N/A      N/A
   Money Market               03/01/99     2.52%   0.63%    0.43%     1.01%     3.38%      6.27%     3.79%   N/A    N/A      N/A

Alger
   Alger American Growth      03/01/99    11.68%   5.16%   34.73%   -33.21%   -12.10%    -15.05%    28.54%   N/A    N/A      N/A
   Alger American
      Leveraged AllCap        12/01/00    14.08%   7.84%   34.29%   -34.12%   -16.20%     -0.89%      N/A    N/A    N/A      N/A
   Alger American Small
      Capitalization          03/01/99    16.51%  16.20%   41.89%   -26.46%   -29.74%    -27.43%    46.92%   N/A    N/A      N/A

American Century Variable
  Portfolios, Inc.
   VP Value                   03/01/99     4.70%  13.97%   28.55%   -12.90%    12.46%     17.76%     6.58%   N/A    N/A      N/A
   VP Income & Growth         03/01/99     4.30%  12.63%   28.94%   -19.63%    -8.65%    -10.91%    18.85%   N/A    N/A      N/A
   VP Inflation Protection,
      Class II                04/07/03     1.25%   5.49%    3.81%     N/A       N/A        N/A       N/A     N/A    N/A      N/A

Dreyfus
   Dreyfus Socially
      Responsible Growth    12/01/2000     3.29%   5.87%   25.60%   -29.17%   -22.82%     -0.39%     N/A     N/A    N/A      N/A

Fidelity(R)
   Investment Grade Bond    12/01/2000     1.87%   4.12%    4.87%     9.99%     8.12%      2.08%     N/A     N/A    N/A      N/A
   Overseas                 12/01/2000    18.67%  13.27%   42.91%   -20.53%   -21.42%     -0.97%     N/A     N/A    N/A      N/A

AIM
   V.I. Dynamics              12/01/00    10.37%  12.98%   37.38%   -32.12%   -31.36%      3.26%     N/A     N/A    N/A      N/A
   V.I. Global Health Care    12/01/00     7.80%   7.23%   27.37%   -24.69%   -12.87%      4.85%     N/A     N/A    N/A      N/A
   V.I. Technology            12/01/00     1.85%   4.30%   44.83%   -47.01%   -46.00%     -3.98%     N/A     N/A    N/A      N/A

J.P. Morgan
   International Equity       03/01/99    10.34%  17.99%   32.02%   -18.57%   -19.40%    -16.11%    39.93%   N/A    N/A      N/A
   Small Company              03/01/99     3.09%  26.76%   35.54%   -21.90%    -8.32%    -11.61%    55.30%   N/A    N/A      N/A

Neuberger Berman
   Partners                   03/01/99    17.67%  18.59%   34.66%   -24.38%    -3.14%      0.37%     8.09%   N/A    N/A      N/A

Wells Fargo
   Wells Fargo Advantage
      VT Discovery            03/01/99     9.25%  18.77%   33.79%   -37.75%   -24.56%    -22.35%    87.95%   N/A    N/A      N/A
   Wells Fargo Advantage
      VT Opportunity          03/01/99     7.54%  17.84%   36.57%   -27.05%    10.83%     -7.98%    33.84%   N/A    N/A      N/A

Scudder
   Equity 500 Index         05/04/1999     4.34%  10.24%   27.75%   -22.56%   -12.46%     -9.53%    10.60%   N/A    N/A      N/A
   Small Cap Equity Index   05/04/1999     3.93%  17.38%   45.96%   -20.84%     1.74%     -4.18%    17.06%   N/A    N/A      N/A

Morgan Stanley
   High Yield               12/01/2000     0.74%   9.13%   25.31%    -7.57%    -4.78%      3.70%     N/A     N/A    N/A      N/A
   US Real Estate           12/01/2000    16.68%  35.96%   37.07%    -1.10%     9.49%      5.78%     N/A     N/A    N/A      N/A
   Fixed Income             12/01/2000     3.88%   4.03%    4.30%     6.98%     8.97%      2.49%     N/A     N/A    N/A      N/A
   Emerging Markets Equity  12/01/2000    33.43%  22.72%   49.19%    -9.19%    -6.79%     -1.21%     N/A     N/A    N/A      N/A
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